Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Joint Ventures
Teekay LNG’s share of commitments to fund newbuilding and other construction contract costs of its equity-accounted joint ventures as at September 30, 2017 are as follows:

	Total	Remainder of 2017	2018	2019	2020
	$	$	$	$	$
Equity-accounted joint ventures (i)	1,183,589	110,937	556,064	318,683	197,905

(i)
The commitment amounts relating to Teekay LNG’s share of costs for newbuilding and other construction contracts in Teekay LNG’s equity-accounted joint ventures are based on Teekay LNG’s ownership percentage in each respective joint venture as of September 30, 2017. These commitments are described in more detail in Note 15 of the Company’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year-ended December 31, 2016. As of September 30, 2017, based on the Teekay LNG's ownership percentage in each respective joint venture, Teekay LNG's equity-accounted joint ventures have secured $336 million of financing related to the remaining commitments included in the table above.